Benefit Plans, Reconciliation of Changes in Benefit Obligations and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance	$ 269.9
Fair value of plan assets ending balance	310.2	$ 269.9
Pension Benefits [Member] | U.S. Plans [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance	57.4	59.7
Service cost	0.0	0.0	$ 0.0
Interest cost	2.2	2.1	2.3
Plan amendments	0.0	0.0
Actuarial losses (gains)	4.3	0.4
Benefit payments	(2.8)	(2.9)
Plan settlements	(1.3)	(1.9)
Effect of foreign currency exchange rate changes	0.0	0.0
Benefit obligations ending balance	59.8	57.4	59.7
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance	57.7	63.1
Actual return on plan assets	7.4	(0.7)
Employer contributions	0.1	0.1
Plan settlements	(1.3)	(1.9)
Benefit payments	(2.8)	(2.9)
Effect of foreign currency exchange rate changes	0.0	0.0
Fair value of plan assets ending balance	61.1	57.7	63.1
Funded Status as of Period End	1.3	0.3
Pension Benefits [Member] | Non-U.S. Plans [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance	304.9	335.9
Service cost	1.5	1.8	1.9
Interest cost	7.7	7.5	7.8
Plan amendments	0.0	3.6
Actuarial losses (gains)	35.9	(16.8)
Benefit payments	(10.3)	(10.2)
Plan settlements	0.0	0.0
Effect of foreign currency exchange rate changes	6.8	(16.9)
Benefit obligations ending balance	346.5	304.9	335.9
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance	212.2	238.7
Actual return on plan assets	35.3	(8.1)
Employer contributions	4.3	4.2
Plan settlements	0.0	0.0
Benefit payments	(10.3)	(10.2)
Effect of foreign currency exchange rate changes	7.6	(12.4)
Fair value of plan assets ending balance	249.1	212.2	238.7
Funded Status as of Period End	(97.4)	(92.7)
Other Postretirement Benefits [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance	3.1	3.4
Service cost	0.0	0.0	0.0
Interest cost	0.1	0.1	0.1
Plan amendments	0.0	0.0
Actuarial losses (gains)	0.4	(0.1)
Benefit payments	(0.2)	(0.2)
Plan settlements	0.0	0.0
Effect of foreign currency exchange rate changes	0.0	(0.1)
Benefit obligations ending balance	3.4	3.1	$ 3.4
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Funded Status as of Period End	$ (3.4)	$ (3.1)